Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	491,082,335.47	25,474
Yield Supplement Overcollateralization Amount 12/31/25	27,594,492.35	0
Receivables Balance 12/31/25	518,676,827.82	25,474
Principal Payments	22,782,505.05	544
Defaulted Receivables	1,069,054.64	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	25,767,526.70	0
Pool Balance at 01/31/26	469,057,741.43	24,889

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.83%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	9,971,186.73	358
Past Due 61-90 days	2,645,397.04	96
Past Due 91-120 days	987,596.70	38
Past Due 121+ days	0.00	0
Total	13,604,180.47	492

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	581,993.03
Aggregate Net Losses/(Gains) - January 2026	487,061.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.13%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	0.57%
Third Prior Net Losses/(Gains) Ratio	0.53%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.74%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.64%
Weighted Average Contract Rate, Yield Adjusted	10.24%
Weighted Average Remaining Term	39.61

Flow of Funds	$ Amount
Collections	26,316,064.28
Investment Earnings on Cash Accounts	12,040.66
Servicing Fee	(432,230.69)
Transfer to Collection Account	-
Available Funds	25,895,874.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,738,523.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,879,117.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,894,769.01

Total Distributions of Available Funds	25,895,874.25

Servicing Fee	432,230.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	484,936,859.16
Principal Paid	22,024,594.04
Note Balance @ 02/17/26	462,912,265.12

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	341,736,859.16
Principal Paid	22,024,594.04
Note Balance @ 02/17/26	319,712,265.12
Note Factor @ 02/17/26	73.6223150%

Class A-4
Note Balance @ 01/15/26	87,890,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	87,890,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	36,870,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	36,870,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,440,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,440,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,976,511.20
Total Principal Paid	22,024,594.04
Total Paid	24,001,105.24

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.04735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	1,384,034.28
Principal Paid	22,024,594.04
Total Paid to A-3 Holders	23,408,628.32

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6121362
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9643024
Total Distribution Amount	19.5764386

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.1871097
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.7175288
Total A-3 Distribution Amount	53.9046385

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	720.97
Noteholders' Principal Distributable Amount	279.03

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,072,738.16
Investment Earnings	9,134.33
Investment Earnings Paid	(9,134.33)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16